Income taxes - Schedule of changes in our accruals for unrecognized tax benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Deferred Tax Assets, Tax Deferred Expense, Reserves and Accruals [Abstract]
Balance at beginning of period	$ 81	$ 45
Increase for tax positions related to the current year	636	36
Decrease for tax positions related to prior years	0	0
Balance at end of period	$ 717	$ 81